Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Agency [Member] USD ($)	Dec. 31, 2014 Agency [Member] CNY	Dec. 31, 2013 Agency [Member] CNY	Dec. 31, 2012 Agency [Member] CNY	Dec. 31, 2014 Brokerage [Member] USD ($)	Dec. 31, 2014 Brokerage [Member] CNY	Dec. 31, 2013 Brokerage [Member] CNY	Dec. 31, 2012 Brokerage [Member] CNY	Dec. 31, 2014 Claims Adjusting Segment [Member] USD ($)	Dec. 31, 2014 Claims Adjusting Segment [Member] CNY	Dec. 31, 2013 Claims Adjusting Segment [Member] CNY	Dec. 31, 2012 Claims Adjusting Segment [Member] CNY	Dec. 31, 2013 Other Segments [Member] CNY	Dec. 31, 2012 Other Segments [Member] CNY	Dec. 31, 2014 American Depositary Shares [Member] USD ($)	Dec. 31, 2014 American Depositary Shares [Member] CNY	Dec. 31, 2013 American Depositary Shares [Member] CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY
Net revenues:
Revenues	$ 346,519		2,150,011		1,757,024		1,586,117		$ 261,807	1,624,410	1,418,512	1,305,310	$ 37,492	232,620	63,418	48,855	$ 47,220	292,981	261,206	217,497	13,888	14,455
Operating costs and expenses:
Operating costs and expenses	(260,316)		(1,615,157)		(1,293,372)		(1,085,809)		(203,379)	(1,261,888)	(1,094,843)	(936,246)	(29,912)	(185,593)	(47,351)	(29,716)	(27,025)	(167,676)	(142,245)	(113,697)	(8,933)	(6,150)
Selling expenses	(17,288)		(107,263)		(96,461)		(78,449)
General and administrative expenses*	(63,935)	[1]	(396,692)	[1]	(349,205)	[1]	(356,033)	[1]
Total operating costs and expenses	(341,539)		(2,119,112)		(1,739,038)		(1,520,291)
Income from operations	4,980		30,899		17,986		65,826		22,167	137,539	113,206	167,227	5,739	35,603	9,699	14,381	2,811	17,442	27,077	30,802	(131,996)	(146,584)
Other income, net:
Investment income	7,130		44,240		8,886
Interest income	13,256		82,251		84,250		90,323
Finance cost							(2,439)
Other, net	376		2,330		(4,601)		6,742
Income from operations before income taxes and income of affiliates	25,742		159,720		106,521		160,452
Income tax expense	(3,915)		(24,289)		(27,158)		(50,373)
Share of income of affiliates	4,940		30,649		20,621		14,658
Net income	26,767		166,080		99,984		124,737
Less: Net (loss) income attributable to the noncontrolling interests	696		4,320		4,341		(5,773)
Foreign currency translation adjustments	968		6,008		(6,982)		(2,481)
Net income attributable to the CNinsure Inc’s shareholders	26,071		161,760		95,643		130,510
Net income per share:
Basic (in Dollars per share and Yuan Renminbi per share)	$ 0.03		0.16		0.10		0.13																$ 0.52	3.22	1.92	2.60
Diluted (in Dollars per share and Yuan Renminbi per share)	$ 0.03		0.16		0.10		0.13																$ 0.51	3.19	1.91	2.60
Shares used in calculating net income per share:
Basic (in Shares)	1,005,842,212		1,005,842,212		998,861,526		1,002,308,275
Diluted (in Shares)	1,012,591,387		1,012,591,387		1,000,570,018		1,005,301,969
Net income	26,767		166,080		99,984		124,737
Less: Net (loss) income attributable to the noncontrolling interests	696		4,320		4,341		(5,773)
Foreign currency translation adjustments	968		6,008		(6,982)		(2,481)
Comprehensive income	27,735		172,088		93,002		122,256
Less: Comprehensive (loss) income attributable to the noncontrolling interests	696		4,320		4,341		(5,773)
Comprehensive income attributable to the CNinsure Inc’s shareholders	$ 27,039		167,768		88,661		128,029

[1]	Including share-based compensation expenses of RMB66,878, RMB45,317 and RMB23,598 (US$3,803), for the years ended December 31, 2012, 2013 and 2014, respectively and on-line projects related expenses of RMB15,532, RMB25,480 and RMB62,943 (US$10,145), for the years ended December 31, 2012, 2013 and 2014, respectively.